Financial instruments and risk management - Gains or losses associated with ten percent strengthening of US Dollar (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ (14)	$ (300)	$ 52
Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.73	0.77	0.70
Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.78	0.78	0.77
Foreign exchange risk | Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	73	77
Effect on net earnings	$ 379	$ 625
Amount impacting underlying earnings	(18)	(11)
Impact directly on equity	$ (1,044)	$ (1,105)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	78	78
Effect on net earnings	$ (111)	$ (167)
Amount impacting underlying earnings	(3)	6
Impact directly on equity	$ 0	$ 0